EARNINGS PER SHARE - Narrative (Details) - USD ($)	1 Months Ended	6 Months Ended
	Aug. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Common stock, value authorized		$ 500,000,000
Common stock, shares authorized (in shares)		500,000,000
Ordinary shares par value (in dollars per share)		$ 1.00		$ 1.00
Common stock, shares issued (in shares)		203,530,979		203,530,979
Weighted average number of shares (in shares)		205,257,260	197,692,000
Denominator for diluted earnings per share (in shares)		205,257,260	197,798,000
Subsequent event
Shares issued (in shares)	222,622,889
Shares outstanding (in shares)	222,622,889
Euronav | Subsequent event
Stock issued during period (in shares)	19,091,910
Forecast
Shares issued (in shares)	222,622,889
Shares outstanding (in shares)	222,622,889